Operating Segmentation - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 3,217		$ 2,882	$ 9,524	$ 8,423
Non-interest revenue	3,449		2,912	9,872	8,589
Total Revenue	6,666	$ 6,213	5,794	19,396	17,012
Provision for (recovery of) credit losses	306	176	186	619	487
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	887	561	269	2,374	962
Amortization	301		280	895	844
Non-interest expense	3,190		3,079	9,748	9,440
Income (loss) before taxes	1,982	1,881	1,980	5,760	5,279
Provision for (recovery of) income taxes	425	384	443	1,196	1,523
Net Income	1,557	$ 1,497	1,537	4,564	3,756
Average Assets	836,963		764,390	826,104	745,181
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	243		177	520	523
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	63		9	99	(36)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,498		1,402	4,338	4,120
Non-interest revenue	550		532	1,585	1,547
Total Revenue	2,048		1,934	5,923	5,667
Provision for (recovery of) credit losses	204		137	462	366
Amortization	85		82	248	242
Non-interest expense	885		850	2,635	2,537
Income (loss) before taxes	874		865	2,578	2,522
Provision for (recovery of) income taxes	226		224	668	647
Net Income	648		641	1,910	1,875
Average Assets	240,205		225,562	235,815	223,467
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	174		120	410	348
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	30		17	52	18
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,067		994	3,161	2,833
Non-interest revenue	298		280	858	817
Total Revenue	1,365		1,274	4,019	3,650
Provision for (recovery of) credit losses	98		40	127	141
Amortization	114		111	343	338
Non-interest expense	690		661	2,004	1,854
Income (loss) before taxes	463		462	1,545	1,317
Provision for (recovery of) income taxes	95		98	327	295
Net Income	368		364	1,218	1,022
Average Assets	129,143		112,935	124,636	108,591
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	61		54	94	197
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	37		(14)	33	(56)
Wealth management [member]
Disclosure of operating segments [line items]
Net interest income	237		212	699	616
Non-interest revenue	1,876		1,328	5,396	4,114
Total Revenue	2,113		1,540	6,095	4,730
Provision for (recovery of) credit losses	(2)		4		3
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	887		269	2,374	962
Amortization	68		55	199	172
Non-interest expense	817		821	2,463	2,461
Income (loss) before taxes	343		391	1,059	1,132
Provision for (recovery of) income taxes	94		100	266	279
Net Income	249		291	793	853
Average Assets	41,891		36,595	40,345	35,375
Wealth management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses			2	1	4
Wealth management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(2)		2	(1)	(1)
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	538		410	1,698	1,291
Non-interest revenue	662		695	1,863	1,940
Total Revenue	1,200		1,105	3,561	3,231
Provision for (recovery of) credit losses	10		7	40	(11)
Amortization	34		32	105	92
Non-interest expense	760		669	2,368	2,002
Income (loss) before taxes	396		397	1,048	1,148
Provision for (recovery of) income taxes	83		96	231	290
Net Income	313		301	817	858
Average Assets	343,009		312,369	342,549	303,526
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	7		3	20	(14)
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	3		4	20	3
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(123)		(136)	(372)	(437)
Non-interest revenue	63		77	170	171
Total Revenue	(60)		(59)	(202)	(266)
Provision for (recovery of) credit losses	(4)		(2)	(10)	(12)
Non-interest expense	38		78	278	586
Income (loss) before taxes	(94)		(135)	(470)	(840)
Provision for (recovery of) income taxes	(73)		(75)	(296)	12
Net Income	(21)		(60)	(174)	(852)
Average Assets	82,715		76,929	82,759	74,222
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1		$ (2)	(5)	$ (12)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ (5)			$ (5)